Large Company Value Portfolio

SCHEDULE OF INVESTMENTS

March 31, 2024 (unaudited)

Common Stocks (97.6%)	Shares/ Par +	Value $ (000’s)
Communication Services (3.3%)
BCE, Inc.	25,703	874
Verizon Communications, Inc.	58,587	2,458
The Walt Disney Co.	15,572	1,905

Total		5,237

Consumer Discretionary (1.3%)
Aptiv PLC *	11,780	938
General Motors Co.	25,710	1,166

Total		2,104

Consumer Staples (14.6%)
Colgate-Palmolive Co.	37,934	3,416
Conagra Brands, Inc.	78,180	2,317
Dollar Tree, Inc. *	15,284	2,035
General Mills, Inc.	18,167	1,271
Heineken Holding NV	17,213	1,389
Kenvue, Inc.	124,991	2,682
Kimberly-Clark Corp.	25,448	3,292
Koninklijke Ahold Delhaize NV	27,594	825
Mondelez International, Inc.	23,658	1,656
Pernod Ricard SA	6,964	1,126
Unilever PLC, ADR	49,563	2,488
Walmart, Inc.	12,640	760

Total		23,257

Energy (7.9%)
Baker Hughes Co.	48,929	1,639
Chevron Corp.	5,598	883
Coterra Energy, Inc.	28,737	801
Enterprise Products Partners LP	61,505	1,795
Exxon Mobil Corp.	34,141	3,969
Shell PLC	48,447	1,607
TotalEnergies SE, ADR	28,730	1,977

Total		12,671

Financials (19.2%)
The Allstate Corp.	18,379	3,180
The Bank of New York Mellon Corp.	61,447	3,541
Berkshire Hathaway, Inc. - Class B *	8,466	3,560
BlackRock, Inc.	2,928	2,441
The Charles Schwab Corp.	39,240	2,839
Chubb, Ltd.	5,176	1,341
JPMorgan Chase & Co.	23,073	4,621
MetLife, Inc.	11,870	880
Northern Trust Corp.	14,345	1,276
Truist Financial Corp.	73,347	2,859
U.S. Bancorp	61,460	2,747

Common Stocks (97.6%)	Shares/ Par +	Value $ (000’s)
Financials continued
Willis Towers Watson PLC	5,132	1,411

Total		30,696

Health Care (23.2%)
Becton Dickinson and Co.	8,060	1,995
CVS Health Corp.	21,632	1,725
Henry Schein, Inc. *	34,125	2,577
Johnson & Johnson	47,772	7,557
Medtronic PLC	81,772	7,127
Merck & Co., Inc.	12,020	1,586
Pfizer, Inc.	38,986	1,082
Quest Diagnostics, Inc.	23,723	3,158
Roche Holding AG	7,317	1,868
Universal Health Services, Inc. - Class B	10,897	1,988
Zimmer Biomet Holdings, Inc.	47,995	6,334

Total		36,997

Industrials (10.0%)
Emerson Electric Co.	15,534	1,762
Johnson Controls International PLC	21,312	1,392
Norfolk Southern Corp.	13,252	3,378
Oshkosh Corp.	8,979	1,120
RTX Corp.	33,966	3,313
Siemens AG	4,208	803
Southwest Airlines Co.	35,738	1,043
United Parcel Service, Inc. - Class B	21,331	3,170

Total		15,981

Information Technology (7.1%)
Amdocs, Ltd.	13,327	1,204
Analog Devices, Inc.	10,159	2,009
Automatic Data Processing, Inc.	5,004	1,250
Cisco Systems, Inc.	47,032	2,348
F5, Inc. *	15,121	2,867
TE Connectivity, Ltd.	10,791	1,567

Total		11,245

Materials (3.2%)
Akzo Nobel NV	11,352	847
Packaging Corp. of America	10,877	2,064
Sonoco Products Co.	37,813	2,187

Total		5,098

Common Stocks (97.6%)	Shares/ Par +	Value $ (000’s)
Real Estate (1.3%)
American Tower Corp.	5,934	1,173
Realty Income Corp.	17,597	952

Total		2,125

Utilities (6.5%)
Duke Energy Corp.	39,831	3,852
Edison International	23,673	1,674
Eversource Energy	30,069	1,797
Pinnacle West Capital Corp.	12,508	935
Xcel Energy, Inc.	39,269	2,111

Total		10,369

Total Common Stocks (Cost: $145,096)		155,780

Total Investments (97.6%) (Cost: $145,096)@		155,780

Other Assets, Less Liabilities (2.4%)		3,784

Net Assets (100.0%)		159,564

Large Company Value Portfolio

Over the Counter Derivatives

Forward Foreign Currency Contracts

Type	Counterparty	Currency	Foreign Principal Amount Covered by Contract (000s)	USD Principal Amount Covered by Contract (000’s)	Settlement Date	Unrealized Appreciation (000’s)	Unrealized (Depreciation) (000’s)	Net Unrealized Appreciation/ (Depreciation) (000’s)
Sell	Goldman Sachs International	CAD	1,010	747	6/28/24	$—	$ (2)	$ (2)
Sell	Morgan Stanley Capital Services LLC	CHF	1,400	1,567	6/28/24	9	—	9
Sell	Bank of America NA	EUR	5,426	5,875	6/28/24	17	—	17
Sell	Morgan Stanley Capital Services LLC	GBP	2,727	3,443	6/28/24	7	—	7

						$33	$ (2)	$ 31

	Financial Derivative Assets (000’s)			Financial Derivative Liabilities (000’s)
	Forward Foreign Currency Contracts	Swaps	Total	Forward Foreign Currency Contracts	Options	Swaps	Total

Total Over the Counter Derivatives	$33	—	$33	$(2)	—	—	$(2)

+	All par is stated in U.S. Dollar unless otherwise noted.
*	Non income producing
@

At March 31, 2024, the aggregate cost of investments, including derivatives, for federal tax purposes (in thousands) was $145,096 and the net unrealized appreciation of investments based on that cost was $10,715 which is comprised of $16,022 aggregate gross unrealized appreciation and $5,307 aggregate gross unrealized depreciation. Because tax adjustments are calculated annually, these amounts do not reflect tax adjustments. For the previous fiscal year’s federal income tax information, please refer to the Notes to the Financial Statements section in the Portfolio’s most recent annual report.

Large Company Value Portfolio

The Fair Value Measurements and Disclosures Topic of the FASB Accounting Standards Codification defines fair value as the price that a Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes and requires disclosure of a fair value hierarchy, separately for each major category of asset and liability, which segregates fair value measurements into levels. A summary of the fair value hierarchy is described below:

Level 1 - fair value is determined by unadjusted quoted prices in active markets for identical securities or derivatives

Level 2 - fair value is determined by other significant observable inputs

Level 3 - fair value is determined by significant unobservable inputs

The categorization of a value determined for a financial instrument within the hierarchy is based upon the pricing transparency of the instrument and does not necessarily correspond to the Portfolio’s perceived risk of that instrument.

The following is a summary of the inputs used in valuing the Portfolio’s Investments at March 31, 2024.

	Valuation Inputs

Description	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs
	(Amounts in thousands)

Assets:
Common Stocks
Consumer Staples	$19,917	$3,340	$—
Energy	11,064	1,607	—
Health Care	35,129	1,868	—
Industrials	15,178	803	—
Materials	4,251	847	—
All Others	61,776	—	—
Other Financial Instruments^
Forward Foreign Currency Contracts	—	33	—

Total Assets:	$147,315	$8,498	$—

Liabilities:
Other Financial Instruments^
Forward Foreign Currency Contracts	—	(2)	—

Total Liabilities:	$—	$(2)	$—

^ Other financial instruments are derivative instruments such as futures and forward foreign currency contracts, which are valued at the unrealized appreciation (depreciation) on the instrument, and securities sold short, reverse repurchase agreements, written options and swaps contracts, which are valued at market value.

Abbreviations (unaudited)

Abbreviations that may be used in the preceding statements

ADR	American Depositary Receipt
AFC	Available Funds Cap security - Security accrues interest at an assumed or uncapped rate. If the interest rate on the underlying loans is lower than the uncapped rate, then the security will pay at the lower rate.
CSTR	Collateral Strip Rate security - interest is based on the weighted net interest rate of the collateral.
IO	Interest Only Security
PO	Principal Only Security
GDR	Global Depositary Receipt
GO	General Obligation
RB	Revenue Bond
CPURNSA	U.S. Consumer Price Index - All Urban Consumers - Not Seasonally Adjusted
IBOR	Interbank Offered Rate
LIBOR	London Interbank Offered Rate
SOFR	Secured Overnight Financing Rate
ICE	Intercontinental Exchange
FTSE	Financial Times Stock Exchange
SONIA	Sterling Overnight Index Average Rate
SONIO	Sterling Overnight Interbank Average Rate
MUTKCALM	Bank of Japan Unsecured Overnight Call Rate
DAC	Designated Activity Company
TBA	To Be Announced
CMT	Constant Maturity Treasury
OIS	Overnight Index Swaps
BBR	Bank Bill Rate
BBSW	Bank Bill Swap Reference Rate
BONCER	National Treasury Bond in Pesos with Adjustment for CER
DIFC	Dubai International Financial Centre
EURIBOR	Euro Interbank Offered Rate
SDR	Swedish Depository Receipt
ETF	Exchange Traded Fund

Currency Abbreviations
ARS	Argentine Peso
AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
CHF	Swiss Franc
CNH	Chinese Yuan Renminbi - Offshore
CNY	Chinese Yuan Renminbi
DKK	Danish Krone
EUR	Euro
GBP	British Pound
HKD	Hong Kong Dollar
IDR	Indonesian Rupiah
INR	Indian Rupee
JPY	Japanese Yen
KRW	South Korean Won
MXN	Mexican New Peso
NOK	Norwegian Krone
PEN	Peruvian Sol
RUB	Russian Ruble
SAR	Saudi Riyal
SEK	Swedish Krona
SGD	Singapore Dollar
THB	Thai Baht
TRY	Turkish Lira
TWD	Taiwan Dollar
USD	United States Dollar
ZAR	South African Rand

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